Offerings - Offering: 1	Apr. 15, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 2,046,191,301.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 282,579.02
Offering Note	Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Agreement and Plan of Merger, dated as of March 2, 2026, by and among Stallion Intermediate Corporation ("Parent"), Stallion MergerSub Corporation and Select Medical Holdings Corporation (the "Company"). In accordance with Exchange Act Rule 0-11, the maximum number of the Company's common stock, par value $0.001 per share (the "Company Shares"), to which this transaction applies was estimated to be 124,011,594, which consists of: (a) 106,324,913 issued and outstanding shares of Company Shares, excluding shares underlying outstanding Company restricted stock awards ("Company Restricted Shares"), entitled to receive the Merger Consideration of $16.50 per Company Share; (b) 3,351,460 Company Restricted Shares (other than Company Restricted Shares that are Rollover Shares) outstanding immediately prior to the effective time of the Merger, which will vest in full as of immediately prior to the effective time of the Merger and be converted into the right to receive the Merger Consideration of $16.50 per Company Share; and (c) 14,335,221 Rollover Shares, that will be contributed to Parent or its Affiliate immediately prior to the closing of the Merger in exchange for equity interests in Parent or such Affiliate having a fair market value equal to the fair market value of the Rollover Shares contributed. In accordance with Exchange Act Rule 0-11 and estimated solely for the purposes of calculating the filing fee, the proposed maximum aggregate value of the transaction was calculated as the sum of: (a) the product of 106,324,913 Company Shares and the Merger Consideration of $16.50 per share; (b) the product of 3,351,460 Company Restricted Shares (other than Company Restricted Shares that are Rollover Shares) and the Merger Consideration of $16.50 per share; and (c) the product of 14,335,221 Rollover Shares and the Merger Consideration of $16.50 per share, the fair market value of equity interests of Parent or its Affiliate that will be received in exchange for Rollover Shares. In accordance with Section 13(e) of the Securities Exchange Act of 1934, as amended, and Exchange Act Rule 0-11, the filing fee was determined as the product of the proposed maximum aggregate value of the transaction as calculated in the preceding paragraph multiplied by 0.0001381.